Equity (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2017 EUR (€) Vote € / shares shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Equity.
Share capital | €				€ 27,429	€ 25,996	€ 17,730
Share capital (in shares)	259,956,365	177,304,587	160,476,620	274,287,190	259,956,365	177,304,587
Par value per share | € / shares				€ 0
Vote per share | Vote				1
Change in the number of shares
Beginning balance (in shares)	259,956,365	177,304,587	160,476,620
Capital increase-payment of the contingent consideration of Coretherapix business combination	6,538,329
Capital increase-conversion of 7.0 millions euro bonds	7,792,496
Capital increase-contribution in kind		82,651,778	9,115,210
Capital increase-contribution in cash			7,712,757
Ending balance (in shares)	274,287,190	259,956,365	177,304,587